Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 25, 2010
Comprehensive Income Note [Abstract]
Accumulated Other Comprehensive Loss
Note 11: Accumulated Other Comprehensive Loss

(in millions)	December 25, 2010	December 26, 2009
Foreign currency translation adjustments	$(196.2)	$(214.9)
Pension and retiree medical	(36.1)	(31.6)
Deferred loss on cash flow hedges	(14.2)	(16.8)
Total	$(246.5)	$(263.3)